SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.____
POST-EFFECTIVE AMENDMENT NO. 67

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 70

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730

(Address of Principal Executive Offices, including ZIP Code)

Registrant's Telephone Number – (360) 734-9900

Elliot S. Cohen, Esq.
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[   ]
Immediately upon filing pursuant to paragraph (b) of Rule 485, or
[X]
on June 5, 2026 pursuant to paragraph (b) of Rule 485
[   ]
60 days after filing pursuant to paragraph (a)(1) of Rule 485, or [ ] on pursuant to paragraph (a)(1) of Rule 485
[   ]
75 days after filing pursuant to paragraph (a)(2) of Rule 485, or [ ] on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A for Amana Mutual Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying until June 5, 2026 the effectiveness of the registration statement filed in Post-Effective Amendment No. 66 (“PEA No. 66”) with the Commission via EDGAR Accession No. 0000898432-26-000181 on March 12, 2026, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 66 by means of this filing, Parts A, B and C of PEA No. 66 are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust certifies that it meets all the requirements under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 67 to PEA No. 66 to be duly signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, State of Washington, on the 26th day of May, 2026.

AMANA MUTUAL FUNDS TRUST

/s/ Jane K. Carten
Jane K. Carten, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities indicated on May 26, 2026.

Signature	Title	Date
/s/ Jane K. Carten Jane K. Carten	President; Trustee (Principal Executive Officer)	May 26, 2026
/s/ Christopher R. Fankhauser Christopher R. Fankhauser	Treasurer (Principal Financial Officer)	May 26, 2026
** Firas J. Al-Barzinji ** Ronald H. Fielding ** Miles K. Davis ** Asma Y. Mirza ** By /s/ Jane K. Carten Jane K. Carten, Attorney-In-Fact